POST RETIREMENT BENEFIT PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in benefit obligation
Benefit obligation at beginning of year	$ 2,313	$ 7,421
Service cost	34	138	91
Interest cost	111	292	351
Plan participants' contributions
Expected benefits paid	(183)	(266)
Negative plan amendment		(2,662)
Actuarial (gain) loss	286	(2,558)
Amendments and other changes		(52)
Benefit obligation at end of year	2,560	2,313
Change in fair value of assets
Fair value of plans assets at beginning of year
Employer contribution	183	266
Benefits paid	(183)	(266)
Fair value of plan assets at end of year
Reconciliation of funded status
Projected benefit obligation, end of year	(2,560)	(2,313)
Fair value of assets, end of year
Funded status, end of year	$ (2,560)	$ (2,313)